INTANGIBLE ASSETS - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 129
Ending balance	139	$ 129
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	696	743
Addition	62	4
Disposals	0	(19)
Transfer	0	0
Exchange difference	(20)	(32)
Ending balance	738	696
Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(567)	(563)
Disposals	0	19
Exchange difference	13	24
Amortization	(45)	(47)
Ending balance	$ (599)	$ (567)